Long-term and Short-term Debt (Long-term and Short-term Outstanding) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ (34)	$ (36)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(69)	(74)
Capital lease obligations	8	9
Long Term Debt Excluding Consolidated Securitization Entities Face Value	16,532	17,961
Long-term debt	16,429	17,851
Short-term debt	242	100
Debt And Capital Lease Obligations Face Value	16,774	18,061
Total	$ 16,671	17,951
Senior notes
Debt Instrument [Line Items]
Weighted Average Interest Rate	4.94%
Debt Instrument, Maturity Date Range, Start	Dec. 15, 2017
Debt Instrument, Maturity Date Range, End	May 13, 2046
Long-term Debt, Gross	$ 15,597	17,025
Debt Instrument, Unamortized Discount	(30)	(31)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(62)	(67)
Long-term Debt	$ 15,505	16,927
Surplus notes
Debt Instrument [Line Items]
Weighted Average Interest Rate	7.79%
Debt Instrument, Maturity Date Range, Start	Jan. 15, 2024
Debt Instrument, Maturity Date Range, End	Nov. 01, 2025
Long-term Debt, Gross	$ 507	507
Debt Instrument, Unamortized Discount	(4)	(5)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(2)	(2)
Long-term Debt	$ 501	500
Other notes
Debt Instrument [Line Items]
Weighted Average Interest Rate	4.23%
Debt Instrument, Maturity Date Range, Start	Sep. 07, 2017
Debt Instrument, Maturity Date Range, End	Apr. 01, 2027
Long-term Debt, Gross	$ 420	420
Debt Instrument, Unamortized Discount	0	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(5)	(5)
Long-term Debt	415	415
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	0	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	0
Short-term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	0	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 0	$ 0
Minimum | Senior notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.76%
Minimum | Surplus notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.63%
Minimum | Other notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.62%
Maximum | Senior notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.72%
Maximum | Surplus notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.88%
Maximum | Other notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	6.49%